Subsequent events (Details) $ in Millions	Jul. 29, 2026 USD ($) aircraft	Jun. 30, 2026 engine helicopter aircraft
Capital Addition Purchase Commitments
Subsequent Event [Line Items]
Purchase obligation, number of aircrafts		379
Purchase obligation, number of engines | engine		10
Purchase obligation, number of helicopters | helicopter		11
Subsequent event | Capital Addition Purchase Commitments | Boeing 787
Subsequent Event [Line Items]
Purchase obligation, number of aircrafts	15
Subsequent event | Unsecured | 4.875% Senior Unsecured Debt Due 2031
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $	$ 900
Interest rate (in percentage)	4.875%